SCHEDULE OF INVESTMENTS
Delaware Ivy ProShares MSCI ACWI Index Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia
Consumer Discretionary – 0.2%
Aristocrat Leisure Ltd.	1		$31
Wesfarmers Ltd.	2		76
			107

Consumer Staples – 0.1%
Coles Group Ltd.	1		16
Endeavor Group Ltd.(A)	1		6
Woolworths Ltd.	1		35
			57

Energy – 0.0%
Woodside Petroleum Ltd.	1		22

Financials – 0.6%
Australia and New Zealand Banking Group Ltd.	3		61
Australian Stock Exchange Ltd.	—	*	20
Commonwealth Bank of Australia	2		126
Macquarie Group Ltd.	—	*	43
National Australia Bank Ltd.	3		66
QBE Insurance Group Ltd.	3		21
Suncorp Group Ltd.	3		24
Westpac Banking Corp.	3		67
			428

Health Care – 0.2%
Cochlear Ltd.	—	*	25
CSL Ltd.	—	*	93
Sonic Healthcare Ltd.	1		21
			139

Industrials – 0.1%
Transurban Group	3		32

Information Technology – 0.0%
Afterpay Ltd.(A)	—	*	23
Computershare Ltd.	2		21
			44

Materials – 0.4%
BHP Group Ltd.	3		102
BHP Group plc	2		59
Evolution Mining Ltd.	4		12
Fortescue Metals Group Ltd.	2		41
Newcrest Mining Ltd.	1		18
Northern Star Resources Ltd.	2		14
South32 Ltd.	9		19
			265

Real Estate – 0.2%
Dexus	2		18
Goodman Group	2		36
Mirvac Group	10		22
Scentre Group	9		19
Stockland Corp. Ltd.	6		22
			117

Total Australia - 1.8%			$1,211
Austria
Financials – 0.0%
Erste Bank der Oesterreichischen Sparkassen AG	1		23

Total Austria - 0.0%			$23

Belgium
Consumer Staples – 0.1%
Anheuser-Busch InBev S.A./N.V.	1		54

Financials – 0.2%
ageas N.V.	—	*	19
Groupe Bruxelles Lambert S.A.	—	*	24
KBC Group N.V.	—	*	27
Sofina S.A.	—	*	27
			97

Health Care – 0.1%
UCB S.A./N.V.	—	*	24

Materials – 0.0%
Solvay S.A.	—	*	24
Umicore S.A.	—	*	15
			39

Total Belgium - 0.4%			$214
Bermuda
Financials – 0.0%
Arch Capital Group Ltd.(A)	—	*	19

Total Bermuda - 0.0%			$19
Brazil
Consumer Discretionary – 0.2%
Magazine Luiza S.A.	5		21
MercadoLibre, Inc.(A)	—	*	59
			80

Consumer Staples – 0.0%
Ambev S.A.	8		26
Natura &Co. Holding S.A.(A)	2		22
			48

Energy – 0.1%
Petroleo Brasileiro S.A.	9		52

Financials – 0.3%
B3 S.A. - Brasil, Bolsa, Balcao	9		32
Banco Bradesco S.A.	8		41
Banco do Brasil S.A.	2		15
Itau Unibanco Holdings S.A.	7		40
Itausa Investimentos Itau S.A.	10		22
			150

Industrials – 0.0%
Localiza Rent a Car S.A.	1		18
WEG S.A.	3		20
			38

Materials – 0.1%
Suzano Papel e Cellulose S.A.	2		18
Vale S.A.	4		95
			113

Total Brazil - 0.7%			$481
Canada
Communication Services – 0.0%
Rogers Communications, Inc., Class B	—	*	18

Consumer Discretionary – 0.2%
Canadian Tire Corp. Ltd., Class A	—	*	17
Dollarama, Inc.	—	*	20
lululemon athletica, Inc.(A)	—	*	45

Magna International, Inc.	—	*	32
Restaurant Brands International, Inc.	—	*	19
			133

Consumer Staples – 0.1%
Alimentation Couche-Tard, Inc., Class B	1		35
Metro, Inc.	—	*	18
			53

Energy – 0.4%
Canadian Natural Resources Ltd.	1		50
Cenovus Energy, Inc.	2		21
Enbridge, Inc.	2		70
Pembina Pipeline Corp.(B)	1		26
Suncor Energy, Inc.	1		34
TransCanada Corp.	1		40
			241

Financials – 1.2%
Bank of Montreal	1		76
Bank of Nova Scotia (The)	1		74
Brookfield Asset Management, Inc., Class A	1		65
Canadian Imperial Bank of Commerce	1		62
Fairfax Financial Holdings Ltd.	—	*	14
Great-West Lifeco., Inc.	1		21
IGM Financial, Inc.	1		18
Intact Financial Corp.	—	*	29
Manulife Financial Corp.	2		41
National Bank of Canada	1		43
Power Corp. of Canada	1		27
Royal Bank of Canada	1		123
Sun Life Financial, Inc.	1		39
Toronto-Dominion Bank	2		115
			747

Health Care – 0.0%
Canopy Growth Corp.(A)	1		14

Industrials – 0.3%
Canadian National Railway Co.	1		65
Canadian Pacific Railway Ltd.	1		48
WSP Global, Inc.	—	*	20
			133

Information Technology – 0.4%
CGI Group, Inc., Class A(A)	—	*	24
Constellation Software, Inc.	—	*	32
Open Text Corp.	—	*	19
Shopify, Inc., Class A(A)	—	*	151
			226

Materials – 0.4%
Agnico-Eagle Mines Ltd.	—	*	19
B2Gold Corp.	3		13
Barrick Gold Corp.	2		38
First Quantum Minerals Ltd.	1		22
Franco-Nevada Corp.	—	*	36
Kirkland Lake Gold Ltd.	—	*	15
Lundin Mining Corp.	2		16
Nutrien Ltd.	1		40
Teck Cominco Ltd.	1		23
Wheaton Precious Metals Corp.	—	*	20
			242

Real Estate – 0.0%
RioCan	2		31

Utilities – 0.2%
Algonquin Power & Utilities Corp.(B)	1		21
Emera, Inc.	1		29
Fortis, Inc.	1		35
Hydro One Ltd.	1		21
			106

Total Canada - 3.2%			$1,944
China
Communication Services – 1.0%
Baidu.com, Inc. ADR(A)	—	*	57
Bilibili, Inc. ADR(A)	—	*	22
China Tower Corp. Ltd., H Shares	68		9
JOYY, Inc. ADR	—	*	10
NetEase.com, Inc. ADR	—	*	49
Tencent Holdings Ltd.	6		418
Tencent Music Entertainment Group ADR(A)	1		11
			576

Consumer Discretionary – 1.5%
Alibaba Group Holding Ltd.(A)	15		422
ANTA Sports Products Ltd.	2		41
BYD Co. Ltd., H Shares	1		33
Geely Automobile Holdings Ltd.	8		26
Great Wall Motor Co. Ltd.	5		16
Huazhu Group Ltd. ADR(A)	—	*	16
JD.com, Inc. ADR(A)	1		69
Li Auto, Inc. ADR(A)	1		22
Li Ning Co. Ltd.	3		38
Meituan Dianping, Class B(A)	4		149
New Oriental Education & Technology Group, Inc. ADR(A)	2		15
NIO, Inc. ADR(A)	1		68
Pinduoduo, Inc. ADR(A)	—	*	59
Shenzhou International Group Holdings Ltd.	1		30
Trip.com Group Ltd. ADR(A)	1		22
Vipshop Holdings Ltd.(A)	1		13
Xpeng, Inc. ADR(A)(B)	—	*	19
YUM! Brands, Inc.	1		34
			1,092

Consumer Staples – 0.1%
China Feihe Ltd.(A)	6		12
China Mengniu Dairy Co. Ltd.	5		27
Hengan International Group Co. Ltd.	2		15
Yihai International Holding Ltd.	1		8
			62

Financials – 0.5%
BOC Hong Kong (Holdings) Ltd., H Shares	67		24
China Cinda Asset Management Co. Ltd., H Shares	86		17
China Construction Bank Corp.	85		67
China Life Insurance Co. Ltd.	6		20
China Life Insurance Co. Ltd., H Shares	12		24
China Merchants Bank Co. Ltd., H Shares	6		50
China Minsheng Banking Corp. Ltd., H Shares	28		13

China Pacific Insurance (Group) Co. Ltd., H Shares	6		18
CITIC Securities Co. Ltd., H Shares(A)	9		22
Huatai Securities Co. Ltd., H Shares(A)	12		18
Industrial and Commercial Bank of China Ltd., H Shares	54		32
PICC Property and Casualty Co. Ltd., H Shares	22		19
Ping An Insurance (Group) Co. of China Ltd., H Shares	7		64
			388

Health Care – 0.3%
BeiGene Ltd. ADR(A)	—	*	16
CSPC Pharmaceutical Group Ltd.	17		24
Innovent Biologics, Inc.(A)	2		20
Pharmaron Beijing Co. Ltd., H Shares(A)(B)	—	*	13
Sinopharm Group Co. Ltd., H Shares	5		15
WuXi AppTec Co. Ltd., H Shares	1		28
WuXi Biologics (Cayman), Inc.(A)	4		67
Zai Lab Ltd. ADR(A)	—	*	15
			198

Industrials – 0.1%
China Conch Venture Holdings Ltd.	5		20
Country Garden Holdings Co. Ltd.	2		24
ZTO Express (Cayman), Inc. ADR	1		17
			61

Information Technology – 0.1%
AAC Technologies Holdings, Inc.	2		17
BYD Electronic (International) Company Ltd.(B)	2		10
GDS Holdings Ltd. ADR(A)	—	*	18
Kingdee International Software Group Co. Ltd.	4		14
Kingsoft Corp. Ltd.(A)	2		10
Sunny Optical Technology (Group) Co. Ltd.	1		39
Xinyi Solar Holdings Ltd.	9		19
ZTE Corp., H Shares	5		16
			143

Materials – 0.0%
Anhui Conch Cement Co. Ltd., H Shares	3		18
Zijin Mining Group Co. Ltd, H Shares	13		18
			36

Real Estate – 0.0%
China Overseas Land & Investment Ltd.	9		20
Country Garden Holdings Co. Ltd.	16		18
KE Holdings, Inc. ADR(A)	—	*	21
Sunac China Holdings Ltd.	5		18
			77

Utilities – 0.0%
ENN Energy Holdings Ltd.	1		25

Total China - 3.6%			$2,658

Denmark
Consumer Staples – 0.1%
Carlsberg Group	—	*	28

Financials – 0.0%
Danske Bank A.S.	1		16

Health Care – 0.3%
Coloplast A/S, Class B	—	*	24
Genmab A.S.(A)	—	*	35
Novo Nordisk A/S, Class B	2		138
			197

Industrials – 0.3%
A.P. Moller - Maersk A/S(B)	—	*	31
DSV Panalpina A/S	—	*	54
Vestas Wind Systems A/S	1		43
			128

Materials – 0.0%
Chr. Hansen Holding A/S	—	*	14
Novozymes A/S, Class B	—	*	27
			41

Utilities – 0.1%
Orsted A/S	—	*	31

Total Denmark - 0.8%			$441
Finland
Energy – 0.0%
Neste Oyj	1		32

Financials – 0.2%
Nordea Bank AB(A)	4		48
Sampo plc, A Shares	1		29
			77

Industrials – 0.1%
Kone Oyj, Class B	—	*	30

Information Technology – 0.1%
Nokia Oyj	6		33

Materials – 0.1%
UPM-Kymmene Corp.	1		27

Utilities – 0.0%
Fortum Oyj	1		19

Total Finland - 0.5%			$218
France
Communication Services – 0.2%
Orange S.A.	2		27
Publicis Groupe S.A.	—	*	21
Vivendi Universal(B)	1		34
			82

Consumer Discretionary – 0.7%
Accor S.A.	—	*	18
Compagnie Generale des Etablissements Michelin, Class B	—	*	28
EssilorLuxottica S.A.	—	*	55
Hermes International	—	*	51
LVMH Moet Hennessy - Louis Vuitton	—	*	202
Pinault-Printemps-Redoute S.A.	—	*	67
			421

Consumer Staples – 0.4%
Danone S.A.	1		40
L’Oreal	—	*	106
Pernod Ricard S.A.	—	*	46
			192

Energy – 0.2%
TotalEnergies SE(B)	2		101

Financials – 0.2%
Axa S.A.	2		48
BNP Paribas S.A.	1		70

Credit Agricole Group	2		24
Societe Generale S.A.	1		24
			166

Health Care – 0.3%
Eurofins Scientific SE(A)	—	*	22
Sanofi-Aventis	1		110
			132

Industrials – 0.7%
Airbus SE	1		73
Alstom	—	*	13
Bouygues S.A.	—	*	16
Compagnie de Saint-Gobain	1		35
Eiffage S.A.	—	*	19
Legrand S.A.	—	*	35
Safran	—	*	47
Schneider Electric S.A.	1		86
Teleperformance SE	—	*	33
Thales	—	*	14
Vinci	1		56
			427

Information Technology – 0.2%
Atos S.A.(A)	—	*	20
Cap Gemini S.A.(B)	—	*	42
Dassault Systemes S.A.	—	*	41
Edenred S.A.	—	*	22
			125

Materials – 0.1%
Arkema S.A.	—	*	20
L Air Liquide S.A.	—	*	70
			90

Utilities – 0.1%
ENGIE S.A.	2		32
Veolia Environnement S.A.	1		25
			57

Total France - 3.1%			$1,793
Germany

Communication Services – 0.1%
Deutsche Telekom AG, Registered Shares	3		63
Scout24 AG	—	*	15
			78

Consumer Discretionary – 0.4%
adidas AG	—	*	67
Bayerische Motoren Werke AG	—	*	34
Continental AG	—	*	20
Daimler AG	1		66
Delivery Hero SE(A)	—	*	47
HelloFresh SE(A)	—	*	20
Porsche Automobil Holding SE	—	*	23
Zalando SE(A)	—	*	22
			299

Consumer Staples – 0.0%
Beiersdorf Aktiengesellschaft	—	*	18
Henkel AG & Co. KGaA	—	*	12
			30

Financials – 0.3%
Allianz AG, Registered Shares	—	*	86
Deutsche Bank AG(A)	2		27
Deutsche Boerse AG	—	*	34
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	—	*	34
			181

Health Care – 0.3%
Bayer AG	1		56

Fresenius Medical Care AG & Co. KGaA	—	*	19
Fresenius SE & Co. KGaA	—	*	25
Merck KGaA	—	*	30
Sartorius AG	—	*	22
			152

Industrials – 0.3%
Brenntag AG	—	*	24
Deutsche Post AG	1		65
MTU Aero Engines Holding AG	—	*	17
Siemens AG	1		109
			215

Information Technology – 0.3%
Infineon Technologies AG	1		48
SAP AG	1		130
			178

Materials – 0.1%
BASF Aktiengesellschaft	1		66
Covestro AG	—	*	13
Symrise AG	—	*	28
			107

Real Estate – 0.2%
Deutsche Wohnen AG	—	*	26
Vonovia SE	1		33
			59

Utilities – 0.1%
E.ON AG	3		32
RWE Aktiengesellschaft	1		26
			58

Total Germany - 2.1%			$1,357
Hong Kong
Communication Services – 0.0%
HKT Trust and HKT Ltd.	9		12

Consumer Discretionary – 0.0%
Galaxy Entertainment Group	3		23

Consumer Staples – 0.1%
China Resources Beer (Holdings) Co. Ltd.	3		27
WH Group Ltd.	20		18
			45

Financials – 0.3%
AIA Group Ltd.	12		151
BOC Hong Kong (Holdings) Ltd.	5		19
China Taiping Insurance Holdings Co. Ltd.	10		16
Hang Seng Bank Ltd.	1		23
Hong Kong Exchanges and Clearing Ltd.	1		76
			285

Health Care – 0.0%
Alibaba Health Information Technology Ltd.(A)	7		15
Microport Scientific Corp.(B)	2		16
Sino Biopharmaceutical Ltd.	19		19
			50

Industrials – 0.2%
Cheung Kong (Holdings) Ltd.	4		35
CITIC Pacific Ltd.	17		18
Jardine Matheson Holdings Ltd.	—	*	23
MTR Corp. Ltd.	3		14
Techtronic Industries Co. Ltd.	2		32
Xinyi Glass Holdings Ltd.	6		25
			147

Information Technology – 0.0%
Lenovo Group Ltd.	16	18

Materials – 0.0%
China National Building Material Co. Ltd., H Shares	13	15

Real Estate – 0.4%
Cheung Kong (Holdings) Ltd.	4	27
China Resources Land Ltd.	5	20
Henderson Land Development Co. Ltd.	3	14
Hongkong Land Holdings Ltd.	3	16
Link (The)	3	32
Longfor Group Holdings Ltd.	4	21
New World Development Co. Ltd.	3	17
Sino Land Co. Ltd.	8	13
Sun Hung Kai Properties Ltd.	2	28
Swire Pacific Ltd., Class A	2	14
Wharf (Holdings) Ltd. (The)	3	18
		220

Utilities – 0.3%
Beijing Enterprises Holdings Ltd.	7	25
China Gas Holdings Ltd.	5	17
China Longyuan Power Group Corp. Ltd., H Shares	8	13
CLP Holdings Ltd.	2	23
Hong Kong & China Gas Co. Ltd.	17	27
Power Assets Holdings Ltd.	3	19
		124

Total Hong Kong - 1.3%		$939
India
Consumer Discretionary – 0.1%
Tata Motors Ltd. ADR(A)	1	33

Energy – 0.2%
Reliance Industries Ltd. GDR(C)	2	112

Financials – 0.1%
ICICI Bank Ltd. ADR	5	84

Health Care – 0.1%
Dr. Reddy’s Laboratories Ltd. ADR	1	69

Industrials – 0.1%
Larsen & Toubro Ltd. GDR(B)	4	79

Information Technology – 0.3%
Infosys Technologies Ltd. ADR	6	125
Wipro Ltd. ADR	8	65
		190

Materials – 0.1%
Vedanta Ltd. ADR(B)	3	44

Total India - 1.0%		$611
Indonesia
Communication Services – 0.0%
PT Telekom Indonesia Tbk	75	16

Financials – 0.0%
Bank Central Asia Tbk PT	12	24
PT Bank Negara Indonesia (Persero) Tbk	37	12
PT Bank Rakyat Indonesia	72	20
		56

Total Indonesia - 0.0%			$72
Ireland
Consumer Discretionary – 0.1%
Flutter Entertainment plc(A)	—	*	32

Consumer Staples – 0.1%
Kerry Group plc, Class A	—	*	31

Health Care – 0.2%
Jazz Pharmaceuticals plc(A)	—	*	14
Medtronic plc	1		151
			165

Industrials – 0.1%
DCC plc	—	*	12
Kingspan Group plc	—	*	28
Trane Technologies plc	—	*	43
			83

Information Technology – 0.3%
Accenture plc, Class A	1		167

Materials – 0.1%
James Hardie Industries plc, Class C	1		21
Smurfit Kappa Group plc	1		28
			49

Total Ireland - 0.9%			$527
Isle of Man
Consumer Discretionary – 0.0%
Entain plc	1		19

Total Isle of Man - 0.0%			$19
Israel
Health Care – 0.0%
Teva Pharmaceutical Industries Ltd. ADR(A)	2		15

Information Technology – 0.1%
NICE Systems Ltd. ADR(A)	—	*	26
SolarEdge Technologies, Inc.(A)	—	*	16
Wix.com Ltd.(A)	—	*	17
			59

Total Israel - 0.1%			$74
Italy
Consumer Discretionary – 0.1%
Ferrari N.V.	—	*	26
Moncler S.p.A.	—	*	24
Stellantis N.V.	2		30
			80

Energy – 0.1%
Eni S.p.A.	3		33

Financials – 0.1%
Assicurazioni Generali S.p.A.	1		24
Banca Intesa S.p.A.	13		36
FinecoBank S.p.A.(A)	1		24
Mediobanca S.p.A.(A)	2		18
UniCredit S.p.A.	2		23
			125

Industrials – 0.0%
Prysmian S.p.A.	—	*	17

Utilities – 0.1%
ENEL S.p.A.	7		69
Snam S.p.A.(B)	4		24
Terna Rete Elettrica Nazionale S.p.A.	3		21
			114

Total Italy - 0.4%			$369
Japan
Communication Services – 0.5%
KDDI Corp.	2		53

Nexon Co. Ltd.	1		16
Nintendo Co. Ltd.	—	*	68
Nippon Telegraph and Telephone Corp.	1		23
SoftBank Corp.	3		34
SoftBank Group Corp.	1		90
Z Holdings Corp.	5		24
			308

Consumer Discretionary – 0.9%
Bandai Namco Holdings, Inc.	—	*	19
Bridgestone Corp.	1		25
Denso Corp.	1		36
Fast Retailing Co. Ltd.	—	*	46
Honda Motor Co. Ltd.	2		48
Nissan Motor Co. Ltd.	3		15
Nitori Co. Ltd.	—	*	19
Oriental Land Co. Ltd.	—	*	33
Pan Pacific International Holdings Corp.	1		20
Panasonic Corp.	3		32
Rakuten, Inc.	1		12
Sekisui House Ltd.	1		21
Shimano, Inc.	—	*	22
Sony Group Corp.	1		115
Suzuki Motor Corp.	—	*	16
Toyota Industries Corp.	—	*	22
Toyota Motor Corp.	2		154
			655

Consumer Staples – 0.5%
Aeon Co. Ltd.	1		25
Ajinomoto Co., Inc.	1		29
Asahi Breweries Ltd.(B)	1		24
Japan Tobacco, Inc.(B)	1		16
Kao Corp.(B)	—	*	17
Kikkoman Corp.(B)	—	*	26
Kirin Brewery Co. Ltd.(B)	1		27
Seven & i Holdings Co. Ltd.	1		41
Shiseido Co. Ltd.	1		38
Unicharm Corp.	1		23
Yakult Honsha Co. Ltd.	—	*	13
			279

Financials – 0.8%
Dai-ichi Mutual Life Insurance Co. (The)	2		30
Japan Exchange Group, Inc.	1		19
Japan Post Insurance Co. Ltd.	1		21
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	11		61
Mizuho Financial Group, Inc.	2		31
MS&AD Insurance Group Holdings, Inc.	1		25
Nomura Holdings, Inc.	4		20
ORIX Corp.	2		39
Resona Holdings, Inc.	4		15
Sompo Holdings, Inc.	1		25
Sumitomo Mitsui Financial Group, Inc.	1		46
Sumitomo Mitsui Trust Holdings, Inc.	1		22
T&D Holdings, Inc.	2		28
Tokio Marine Holdings, Inc.	1		35
			417

Health Care – 1.0%
Asahi Intecc Co. Ltd.	1		15
Astellas Pharma, Inc.	2		40
Chugai Pharmaceutical Co. Ltd.	1		29
Daiichi Sankyo Co. Ltd.	2		37
Eisai Co. Ltd.	—	*	34
Hoya Corp.	—	*	56
M3, Inc.	1		38
Olympus Corp.	1		28
Ono Pharmaceutical Co. Ltd.	1		20
Otsuka Holdings Co. Ltd.(B)	1		22

Shionogi & Co. Ltd.	—	*	19
Sysmex Corp.	—	*	27
Takeda Pharmaceutical Co. Ltd.	2		54
Terumo Corp.	1		35
			454

Industrials – 1.2%
Central Japan Railway Co.	—	*	23
Daifuku Co. Ltd.	—	*	22
Daikin Industries Ltd.	—	*	46
East Japan Railway Co.	—	*	24
FANUC Ltd.	—	*	52
Hankyu Hanshin Holdings, Inc.	1		23
Hitachi Ltd.	1		58
ITOCHU Corp.	2		44
Komatsu Ltd.	1		29
Kubota Corp.(B)	1		26
LIXIL Group Corp.	1		19
Makita Corp.	—	*	20
Marubeni Corp.	3		22
Minebea Mitsumi, Inc.	1		20
MISUMI Group, Inc.	1		19
Mitsubishi Corp.	1		38
Mitsubishi Electric Corp.	2		29
Mitsui & Co. Ltd.	2		45
Nidec Corp.	—	*	56
Nihon M&A Center, Inc.	1		23
Odakyu Electric Railway Co. Ltd.	1		24
Recruit Holdings Co. Ltd.	1		67
Secom Co. Ltd.	—	*	24
SG Holdings Co. Ltd.	1		17
SMC Corp.	—	*	40
Sumitomo Corp.	2		23
Tokyu Corp.	1		13
Toshiba Corp.(B)	1		28
Toyota Tsusho Corp.	1		24
YASKAWA Electric Corp.	—	*	23
			921

Information Technology – 0.8%
Advantest Corp.	—	*	25
Canon, Inc.(B)	1		26
FUJIFILM Holdings Corp.	—	*	33
Fujitsu Ltd.	—	*	41
Hamamatsu Photonics K.K.	—	*	21
Keyence Corp.	—	*	94
Kyocera Corp.	—	*	24
Lasertec Corp.	—	*	21
Murata Manufacturing Co. Ltd.	1		50
Nomura Research Institute Ltd.	1		24
OBIC Co. Ltd.	—	*	25
OMRON Corp.	—	*	22
Renesas Electronics Corp.(A)	1		13
ROHM Co. Ltd.	—	*	23
Shimadzu Corp.	1		27
TDK Corp.	—	*	25
Tokyo Electron Ltd.	—	*	70
Trend Micro, Inc.	—	*	20
			584

Materials – 0.2%
Asahi Kasei Corp.	2		26
Mitsubishi Chemical Holdings Corp.	3		29
Mitsui Chemicals, Inc.	1		20
Nippon Paint Holdings Co. Ltd.(B)	1		12
Nippon Steel Corp.	1		20
Nissan Chemical Corp.	—	*	14
Nitto Denko Corp.	—	*	24
Shin-Etsu Chemical Co. Ltd.	—	*	64
Sumitomo Chemical Co. Ltd.	5		25
			234

Real Estate – 0.4%
Daiwa House Industry Co. Ltd.	1		25
Mitsubishi Estate Co. Ltd.	2		24
Mitsui Fudosan Co. Ltd.	1		27
Nippon Building Fund, Inc.	—	*	31
Sumitomo Realty & Development Co. Ltd.	1		24
			131

Utilities – 0.0%
Tohoku Electric Power Co., Inc.	2		18
Tokyo Gas Co. Ltd.	1		15
			33

Total Japan - 6.3%			$4,016
Jersey
Health Care – 0.0%
NovoCure Ltd.(A)	—	*	19

Total Jersey - 0.0%			$19
Luxembourg
Materials – 0.0%
ArcelorMittal	1		19

Total Luxembourg - 0.0%			$19
Macau
Consumer Discretionary – 0.0%
Sands China Ltd.	4		18

Total Macau - 0.0%			$18
Malaysia
Financials – 0.2%
CIMB Group Holdings Berhad	26		29
Public Bank Berhad	31		30
			59

Health Care – 0.0%
Top Glove Corp. Berhad	9		10

Materials – 0.0%
Press Metal Aluminum Holdings Berhad	21		24

Utilities – 0.0%
Tenaga Nasional Berhad	8		20

Total Malaysia - 0.2%			$113
Mexico
Communication Services – 0.1%
America Movil S.A.B. de C.V., Series L	51		38

Consumer Staples – 0.0%
Fomento Economico Mexicano S.A.B. de C.V.	3		22
Wal-Mart de Mexico S.A.B. de C.V.	6		19
			41

Financials – 0.0%
Grupo Financiero Banorte S.A.B. de C.V.	3		22

Materials – 0.1%
CEMEX S.A.B. de C.V.	30		25
Grupo Mexico S.A.B. de C.V.	5		23
			48

Total Mexico - 0.2%			$149
Netherlands
Communication Services – 0.1%
Koninklijke KPN N.V.	8		24

Consumer Discretionary – 0.1%
Just Eat Takeaway.com N.V.(A)	—	*	14

Prosus N.V.	1		50
			64

Consumer Staples – 0.2%
Heineken Holding N.V.	—	*	19
Heineken N.V.	—	*	37
Koninklijke Ahold Delhaize N.V.	1		36
			92

Energy – 0.2%
Royal Dutch Shell plc, Class A	4		77
Royal Dutch Shell plc, Class B	3		67
			144

Financials – 0.1%
Aegon N.V.(B)	3		13
ING Groep N.V., Certicaaten Van Aandelen	4		53
NN Group N.V.	1		25
			91

Health Care – 0.1%
Koninklijke Philips Electronics N.V., Ordinary Shares	1		41
Qiagen N.V.(A)	—	*	14
			55

Industrials – 0.0%
Wolters Kluwer N.V.	—	*	29

Information Technology – 0.6%
Adyen N.V.(A)	—	*	49
ASM International N.V.	—	*	18
ASML Holding N.V., Ordinary Shares	—	*	264
NXP Semiconductors N.V.	—	*	60
			391

Materials – 0.2%
Akzo Nobel N.V.	—	*	37
Koninklijke DSM N.V.	—	*	39
			76

Total Netherlands - 1.6%			$966
New Zealand
Communication Services – 0.0%
Spark New Zealand Ltd. ADR(B)	1		17

Total New Zealand - 0.0%			$17
Norway
Communication Services – 0.0%
Telenor ASA(B)	1		19

Consumer Staples – 0.0%
Mowi ASA	1		21
Orkla ASA	2		19
			40

Energy – 0.0%
Equinor ASA	1		23

Financials – 0.1%
DNB ASA(A)	1		26

Materials – 0.0%
Yara International ASA	—	*	25

Total Norway - 0.1%			$133
Peru
Materials – 0.0%
Compania de Minas Buenaventura S.A.A. ADR(A)	1		8
Southern Copper Corp.	—	*	17
			25

Total Peru - 0.0%			$25
Philippines
Industrials – 0.0%
Ayala Corp.	1		14
International Container Terminal Services, Inc.	5		18
JG Summit Holdings, Inc.	12		15
			47

Real Estate – 0.0%
Ayala Land, Inc.	22		16

Total Philippines - 0.0%			$63
Poland
Communication Services – 0.0%
Cyfrowy Polsat S.A.	3		22

Energy – 0.0%
Polski Koncern Naftowy Orlen S.A.	1		17

Financials – 0.0%
Bank Pekao S.A.	1		24
PKO Bank Polski S.A.	2		21
			45

Materials – 0.1%
KGHM Polska Miedz S.A.	—	*	23

Total Poland - 0.1%			$107
Portugal
Utilities – 0.0%
EDP - Energias de Portugal S.A.	4		19

Total Portugal - 0.0%			$19
Romania
Real Estate – 0.0%
NEPI Rockcastle plc	2		16

Total Romania - 0.0%			$16
Russia
Communication Services – 0.0%
Mobile TeleSystems OJSC ADR	2		21
Consumer Staples – 0.0%
Magnit PJSC GDR	1		19

Energy – 0.2%
OAO Novatek GDR	—	*	27
Open Joint Stock Co. Gazprom ADR	7		57
PJSC LUKOIL ADR	1		51
Surgutneftegas PJSC ADR	4		20
Tatneft PJSC	1		24
			179

Financials – 0.1%
Sberbank of Russia PJSC ADR	3		50

Materials – 0.1%
MMC Norilsk Nickel PJSC ADR	1		32

Total Russia - 0.4%			$301
Singapore
Communication Services – 0.0%
Singapore Telecommunications Ltd.(A)	13		22

Consumer Staples – 0.0%
Wilmar International Ltd.	5		18

Financials – 0.4%
DBS Group Holdings Ltd.	2		46
Oversea-Chinese Banking Corp. Ltd.	3		31

Singapore Exchange Ltd.	3		26
United Overseas Bank Ltd.	2		30
			133

Industrials – 0.1%
Keppel Corp. Ltd.	6		23
Singapore Airlines Ltd.	6		21
Singapore Technologies Engineering Ltd.	5		14
			58

Real Estate – 0.0%
CapitaLand Ltd.	7		20
City Developments Ltd.	3		17
UOL Group Ltd.	4		22
			59

Total Singapore - 0.5%			$290
South Africa
Communication Services – 0.1%
MTN Group Ltd.	3		18
Naspers Ltd., Class N	—	*	95
			113

Energy – 0.0%
Thungela Resources Ltd.(A)	—	*	—*

Financials – 0.0%
Absa Group Ltd.	2		15
FirstRand Ltd.	7		25
Standard Bank Group Ltd.	2		18
			58

Materials – 0.1%
AngloGold Ashanti Ltd.	1		16
Gold Fields Ltd.	1		11
Impala Platinum Holdings Ltd.	1		20
Sibanye-Stillwater Ltd.	4		16
			63

Total South Africa - 0.2%			$234
South Korea
Communication Services – 0.2%
Kakao Corp.	—	*	55
Naver Corp.	—	*	54
NCsoft Corp.	—	*	19
			128

Consumer Discretionary – 0.2%
Hyundai Mobis	—	*	26
Hyundai Motor Co.	—	*	45
Kia Corp.	—	*	29
LG Electronics, Inc.	—	*	25
			125

Consumer Staples – 0.1%
Korea Tobacco & Ginseng Corp.	—	*	16
LG Household & Health Care Ltd.	—	*	27
			43

Energy – 0.0%
SK Innovation Co. Ltd.	—	*	20

Financials – 0.2%
Hana Financial Group, Inc.	1		22
KB Financial Group, Inc.	1		27
Samsung Life Insurance Co. Ltd.	—	*	19
Shinhan Financial Group Co. Ltd.	1		26
			94

Health Care – 0.1%
Celltrion, Inc.(A)	—	*	32
Samsung BioLogics Co. Ltd.(A)	—	*	17
			49

Industrials – 0.0%
HMM Co. Ltd.(A)	—	*	13
Korean Air Lines Co. Ltd.	1		15
			28

Information Technology – 0.7%
LG Display Co. Ltd.	1		15
Samsung Electro-Mechanics Co. Ltd.	—	*	22
Samsung Electronics Co. Ltd.	5		329
Samsung SDI Co. Ltd.	—	*	43
SK hynix, Inc.	1		67
			476

Materials – 0.2%
LG Chem Ltd.	—	*	44
POSCO	—	*	33
			77

Utilities – 0.0%
Korea Electric Power Corp.	1		12

Total South Korea - 1.7%			$1,052
Spain
Communication Services – 0.1%
Cellnex Telecom SAU	—	*	22
Telefonica S.A.(A)(B)	5		25
			47

Consumer Discretionary – 0.1%
Industria de Diseno Textil S.A.	1		42

Energy – 0.0%
Repsol YPF S.A.(B)	1		18

Financials – 0.2%
Banco Bilbao Vizcaya Argentaria S.A.	8		47
Banco Santander S.A.	16		63
CaixaBank S.A.	5		15
			125

Industrials – 0.0%
Aena S.A.(A)	—	*	17
Ferrovial S.A.	1		18
			35

Information Technology – 0.1%
Amadeus IT Holding S.A.	1		36

Utilities – 0.1%
Iberdrola S.A.	5		61

Total Spain - 0.6%			$364
Sweden
Consumer Discretionary – 0.1%
Evolution Gaming Group AB	—	*	28
H & M Hennes & Mauritz AB	1		19
			47

Consumer Staples – 0.0%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	1		23
Swedish Match AB	2		20
			43

Financials – 0.1%
Investor AB, B Shares(A)	2		57
Kinnevik AB, Class B(A)	—	*	16
Skandinaviska Enskilda Banken AB, Series A	2		21
Svenska Handelsbanken AB, Class A	2		22
Swedbank AB	1		20
			136

Industrials – 0.3%
AB Volvo, Class B(B)	2		38
Alfa Laval AB	—	*	16

Assa Abloy AB, Class B	1		29
Atlas Copco AB, Class A	1		60
Epiroc AB, Class A(A)	1		33
Sandvik AB	1		28
			204

Information Technology – 0.2%
Hexagon AB, Class B	2		35
Telefonaktiebolaget LM Ericsson, B Shares	3		39
			74

Materials – 0.0%
Boliden AB	1		23

Total Sweden - 0.7%			$527
Switzerland
Communication Services – 0.0%
Swisscom AG, Registered Shares	—	*	22

Consumer Discretionary – 0.1%
Compagnie Financiere Richemont S.A.	1		64

Consumer Staples – 0.5%
Chocoladefabriken Lindt & Sprungli AG	—	*	20
Nestle S.A., Registered Shares	3		333
			353

Financials – 0.5%
Chubb Ltd.	—	*	64
Credit Suisse Group AG, Registered Shares	3		29
Julius Baer Group Ltd.	—	*	21
Partners Group Holding AG	—	*	48
Swiss Life Holding Zurich	—	*	26
Swiss Re Ltd.	—	*	28
UBS Group AG	4		55
Zurich Financial Services, Registered Shares	—	*	61
			332

Health Care – 0.9%
Alcon, Inc.	—	*	33
Lonza Group Ltd., Registered Shares	—	*	48
Novartis AG, Registered Shares	2		185
Roche Holdings AG, Genusscheine	1		251
Sonova Holding AG	—	*	26
Straumann Holding AG	—	*	24
Vifor Pharma AG	—	*	20
			587

Industrials – 0.3%
ABB Ltd.	2		63
Ferguson plc	—	*	38
Geberit AG, Registered	—	*	53
Kuehne & Nagel International AG	—	*	23
Schindler Holding AG	—	*	27
SGS S.A.	—	*	22
			226

Information Technology – 0.2%
Logitech International S.A., Registered Shares	—	*	28
STMicroelectronics N.V.	1		28
TEMENOS Group AG	—	*	18
			74

Materials – 0.4%
Givaudan S.A., Registered Shares	—	*	42
Glencore International plc	11		48
Holcim Ltd.	1		35

Sika AG	—	*	42
			167

Total Switzerland - 2.9%			$1,825
Taiwan
Consumer Discretionary – 0.0%
Hotai Motor Co. Ltd.	1		18

Consumer Staples – 0.0%
President Chain Store Corp.	2		20
Uni-President Enterprises Corp.	9		24
			44

Financials – 0.5%
Chailease Holding Co. Ltd.(A)	4		33
Chinatrust Financial Holding Co. Ltd.	32		26
E.Sun Financial Holding Co. Ltd.	26		25
First Commercial Bank Co. Ltd.	32		26
Fubon Financial Holding Co. Ltd.	11		29
Mega Financial Holding Co.	16		19
Yuanta Financial Holdings Co. Ltd.	37		35
			193

Industrials – 0.0%
Airtac International Group(A)	—	*	11

Information Technology – 1.3%
Advanced Semiconductor Engineering, Inc.	7		29
Asustek Computer, Inc.	1		19
Delta Electronics, Inc.	4		42
Foxconn Technology Co. Ltd.	9		22
GlobalWafers Co. Ltd.(A)	—	*	15
Hon Hai Precision Industry Co. Ltd.	15		59
Largan Precision Co. Ltd.	—	*	20
MediaTek, Inc.	2		61
Quanta Computer, Inc.	7		22
Realtek Semiconductor Corp.	1		21
Silergy Corp.	—	*	21
Taiwan Semiconductor Manufacturing Co. Ltd.	24		511
United Microelectronics Corp.	16		31
Yageo Corp.	1		18
			891

Materials – 0.2%
China Steel Corp.	25		36
Formosa Chemicals & Fiber Corp.	9		26
Formosa Plastics Corp.	6		21
Nan Ya Plastics Corp.	11		32
Taiwan Cement Corp.	11		21
			136

Total Taiwan - 2.0%			$1,293
Thailand
Consumer Staples – 0.0%
CP ALL plc	14		25

Energy – 0.0%
PTT Public Co. Ltd.	19		24

Financials – 0.0%
Bangkok Bank Public Co. Ltd.	16		12

Industrials – 0.1%
Airports of Thailand Public Co. Ltd.	9		18

BTS Group Holdings Public Co. Ltd.	55		16
			34

Materials – 0.0%
PTT Global Chemical Public Co. Ltd.	10		18
Siam Cement Public Co. Ltd. (The)	2		23
			41

Total Thailand - 0.1%			$136
Turkey
Communication Services – 0.0%
Turkcell Iletisim Hizmetleri A.S.	4		18

Financials – 0.0%
Turkiye Garanti Bankasi A.S. ADR	14		14

Total Turkey - 0.0%			$32
United Kingdom
Communication Services – 0.3%
BT Group plc	13		34
Informa plc(A)	2		16
Vodafone Group plc	29		48
WPP Group plc	2		24
			122

Consumer Discretionary – 0.2%
Aptiv plc(A)	—	*	44
Barratt Developments plc	2		19
Compass Group plc	2		42
InterContinental Hotels Group plc	—	*	22
NEXT plc	—	*	20
Ocado Group plc(A)	1		17
Persimmon plc	1		24
			188

Consumer Staples – 0.8%
Associated British Foods plc	—	*	14
British American Tobacco plc	2		84
Coca-Cola Europacific Partners plc	—	*	17
Coca-Cola HBC AG	1		25
Diageo plc	2		102
Imperial Tobacco Group plc	1		22
Reckitt Benckiser Group plc	1		59
tesco plc	8		23
Unilever plc	2		144
			490

Energy – 0.1%
BP plc	18		81

Financials – 1.0%
3i Group plc	1		24
Aon plc	—	*	52
Aviva plc	6		31
Barclays plc	21		49
HSBC Holdings plc	19		108
Legal & General Group plc	8		30
Lloyds Banking Group plc	79		51
London Stock Exchange Group plc, New Ordinary Shares	—	*	34
Prudential plc	3		51
Standard Chartered plc	4		23
Willis Towers Watson plc	—	*	31
			484

Health Care – 0.4%
AstraZeneca plc	1		145
GlaxoSmithKline plc	5		93
Hikma Pharmaceuticals plc	1		18
Smith & Nephew plc	1		22
			278

Industrials – 0.5%
Ashtead Group plc	1		45
BAE Systems plc	4		27
Bunzl plc	1		17
Experian plc	1		36
IHS Markit Ltd.	—	*	50
Intertek Group plc	—	*	21
RELX plc	2		51
Rentokil Initial plc	3		21
Rolls-Royce Group plc	6		8
Smiths Group plc	1		19
Spirax-Sarco Engineering plc	—	*	28
			323

Information Technology – 0.0%
Halma plc	1		29
Sage Group plc	2		17
			46

Materials – 0.6%
Amcor plc	2		28
Anglo American plc	1		55
Croda International plc	—	*	21
Evraz plc	2		18
Linde plc	1		147
Rio Tinto Ltd.	—	*	44
Rio Tinto plc	1		85
			398

Utilities – 0.2%
National Grid plc	3		43
SSE plc	1		29
United Utilities Group plc	1		13
			85

Total United Kingdom - 4.1%			$2,495
United States
Communication Services – 6.5%
Activision Blizzard, Inc.	1		69
Alphabet, Inc., Class A(A)	—	*	679
Alphabet, Inc., Class C(A)	—	*	697
AT&T, Inc.	7		190
Charter Communications, Inc., Class A(A)	—	*	97
Comcast Corp., Class A	4		241
Discovery, Inc.(A)	1		14
Electronic Arts, Inc.	—	*	39
Facebook, Inc., Class A(A)	2		788
Fox Corp., Class A	1		22
Liberty Broadband Corp.(A)	—	*	29
Liberty Global, Inc., Series C(A)	1		17
Live Nation, Inc.(A)	—	*	14
Lumen Technologies, Inc.	1		14
Match Group, Inc.(A)	—	*	38
Netflix, Inc.(A)	—	*	219
Omnicom Group, Inc.	—	*	19
Pinterest, Inc., Class A(A)	—	*	39
Roku, Inc.(A)	—	*	52
Sirius XM Holdings, Inc.(B)	2		14
Snap, Inc., Class A(A)	1		63
Take-Two Interactive Software, Inc.(A)	—	*	22
T-Mobile U.S., Inc.(A)	1		86
Twitter, Inc.(A)	1		55
Verizon Communications, Inc.	4		216
ViacomCBS, Inc., Class B	1		26
Walt Disney Co. (The)	2		297
Zillow, Inc.(A)	—	*	26
			4,082

Consumer Discretionary – 7.1%
Advance Auto Parts, Inc.	—	*	16
Amazon.com, Inc.(A)	—	*	1,373
AutoZone, Inc.(A)	—	*	37
Best Buy Co., Inc.	—	*	31
Booking Holdings, Inc.(A)	—	*	81
Burlington Stores, Inc.(A)	—	*	26

Caesars Entertainment, Inc.(A)	—	*	22
CarMax, Inc.(A)	—	*	25
Carnival Corp.(A)	1		21
Carvana Co.(A)	—	*	21
Chewy, Inc., Class A(A)	—	*	10
Chipotle Mexican Grill, Inc., Class A(A)	—	*	48
D.R. Horton, Inc.	—	*	30
Darden Restaurants, Inc.	—	*	25
Dollar General Corp.	—	*	58
Dollar Tree, Inc.(A)	—	*	26
Domino’s Pizza, Inc.	—	*	20
eBay, Inc.	1		48
Etsy, Inc.(A)	—	*	25
Expedia, Inc.(A)	—	*	27
Ford Motor Co.(A)	4		56
Garmin Ltd.	—	*	30
General Motors Co.(A)	1		71
Genuine Parts Co.	—	*	22
Hasbro, Inc.	—	*	13
Hilton Worldwide Holdings, Inc.(A)	—	*	32
Home Depot, Inc. (The)	1		314
Las Vegas Sands, Inc.(A)	—	*	16
Lennar Corp.	—	*	26
Limited Brands, Inc.	—	*	16
LKQ Corp.(A)	—	*	21
Lowe’s Co., Inc.	1		135
Marriott International, Inc., Class A(A)	—	*	31
McDonalds Corp.	1		159
MGM Resorts International	—	*	16
NIKE, Inc., Class B	1		178
NVR, Inc.(A)	—	*	20
O’Reilly Automotive, Inc.(A)	—	*	43
Peloton Interactive, Inc., Class A(A)	—	*	27
Pulte Homes, Inc.	—	*	15
Ross Stores, Inc.	—	*	46
Royal Caribbean Cruises Ltd.(A)	—	*	18
Starbucks Corp.	1		122
TAL Education Group ADR(A)	—	*	12
Target Corp.	—	*	117
Tesla Motors, Inc.(A)	1		487
TJX Cos., Inc. (The)	1		75
Tractor Supply Co.	—	*	26
Ulta Beauty, Inc.(A)	—	*	23
V.F. Corp.	—	*	32
Vail Resorts, Inc.	—	*	16
Wayfair, Inc., Class A(A)	—	*	21
Whirlpool Corp.	—	*	15
Wynn Resorts Ltd.(A)	—	*	12
YUM! Brands, Inc.	—	*	36
			4,269

Consumer Staples – 3.4%
Altria Group, Inc.	2		83
Archer Daniels Midland Co.	1		35
Brown-Forman Corp., Class B	—	*	27
Campbell Soup Co.	—	*	12
Church & Dwight Co., Inc.	—	*	26
Clorox Co. (The)	—	*	26
Coca-Cola Co. (The)	4		198
Colgate-Palmolive Co.	1		61
ConAgra Foods, Inc.	1		21
Constellation Brands, Inc.	—	*	44
Costco Wholesale Corp.	—	*	169
Estee Lauder Co., Inc. (The), Class A	—	*	68
General Mills, Inc.	1		36
Hershey Foods Corp.	—	*	29
Hormel Foods Corp.	—	*	17
J.M. Smucker Co. (The)	—	*	21
Kellogg Co.	—	*	21
Keurig Dr Pepper, Inc.	1		22
Kimberly-Clark Corp.	—	*	44

Kraft Foods Group, Inc.	1		34
Kroger Co. (The)	1		32
Lamb Weston Holdings, Inc.	—	*	16
McCormick & Co., Inc.	—	*	18
Mondelez International, Inc., Class A	1		82
Monster Beverage Corp.(A)	—	*	37
PepsiCo, Inc.	1		183
Philip Morris International, Inc.	1		140
Procter & Gamble Co. (The)	2		307
Sysco Corp.	1		41
Tyson Foods, Inc.	—	*	25
Walgreen Co.	1		39
Wal-Mart Stores, Inc.	1		201
			2,115

Energy – 1.8%
Baker Hughes, Inc.	1		13
Cheniere Energy, Inc.(A)	—	*	24
Chevron Corp.	2		182
ConocoPhillips	1		73
Devon Energy Corp.	1		19
EOG Resources, Inc.	—	*	40
Exxon Mobil Corp.	4		242
Halliburton Co.	1		21
Hess Corp.	—	*	28
Kinder Morgan, Inc.	2		41
Marathon Petroleum Corp.	1		44
Occidental Petroleum Corp.	1		28
ONEOK, Inc.	1		28
Phillips 66	1		44
Pioneer Natural Resources Co.	—	*	30
Schlumberger Ltd.	1		36
Valero Energy Corp.	—	*	37
Williams Co., Inc. (The)	1		40
			970

Financials – 6.1%
Aflac, Inc.	1		33
Allstate Corp. (The)	—	*	42
Ally Financial, Inc.	—	*	24
American Express Co.	1		100
American International Group, Inc.	1		37
Ameriprise Financial, Inc.	—	*	43
Annaly Capital Management, Inc.	2		17
Arthur J. Gallagher & Co.	—	*	29
Bank of America Corp.	7		293
Bank of New York Mellon Corp. (The)	1		44
Berkshire Hathaway, Inc., Class B(A)	1		340
BlackRock, Inc., Class A	—	*	129
Blackstone Group, Inc. (The), Class A	1		66
Capital One Financial Corp.	—	*	70
Charles Schwab Corp. (The)	2		114
Chicago Board Options Exchange, Inc.	—	*	15
Cincinnati Financial Corp.	—	*	23
Citigroup, Inc.	2		136
Citizens Financial Group, Inc.	1		26
CME Group, Inc.	—	*	73
Discover Financial Services	—	*	41
FactSet Research Systems, Inc.	—	*	16
Fifth Third Bancorp	1		29
First Republic Bank	—	*	38
FNF Group	—	*	16
Globe Life, Inc.	—	*	15
Goldman Sachs Group, Inc. (The)	—	*	125
Hartford Financial Services Group, Inc. (The)	—	*	24
Huntington Bancshares, Inc.	2		22
Intercontinental Exchange, Inc.	1		65

JPMorgan Chase & Co.	3		435
KeyCorp	1		30
KKR & Co.	1		37
M&T Bank Corp.	—	*	26
Markel Corp.(A)	—	*	20
MarketAxess Holdings, Inc.	—	*	19
Marsh & McLennan Cos., Inc.	—	*	65
MetLife, Inc.	1		42
Moody’s Corp.	—	*	63
Morgan Stanley	1		124
MSCI, Inc., Class A	—	*	42
NASDAQ, Inc.	—	*	24
Northern Trust Corp.	—	*	26
PNC Financial Services Group, Inc. (The)	—	*	80
Principal Financial Group, Inc.	—	*	17
Progressive Corp. (The)	1		54
Prudential Financial, Inc.	—	*	38
Raymond James Financial, Inc.	—	*	22
Regions Financial Corp.	2		31
S&P Global, Inc.	—	*	94
State Street Corp.	—	*	40
SVB Financial Group(A)	—	*	30
Synchrony Financial	1		33
T. Rowe Price Group, Inc.	—	*	52
Tradeweb Markets, Inc., Class A	—	*	14
Travelers Co., Inc. (The)	—	*	35
Truist Financial Corp.	1		70
U.S. Bancorp	1		71
Voya Financial, Inc.	—	*	18
Wells Fargo & Co.	4		171
			3,868

Health Care – 7.1%
Abbott Laboratories	2		183
AbbVie, Inc.	2		186
Agilent Technologies, Inc.	—	*	46
Alexion Pharmaceuticals, Inc.(A)	—	*	40
Align Technology, Inc.(A)	—	*	45
Alnylam Pharmaceuticals, Inc.(A)	—	*	25
AmerisourceBergen Corp.	—	*	19
Amgen, Inc.	1		131
Anthem, Inc.	—	*	84
Avantor, Inc.(A)	1		19
Bausch Health Cos., Inc.(A)	—	*	14
Baxter International, Inc.	—	*	39
Becton Dickinson & Co.	—	*	64
Biogen, Inc.(A)	—	*	54
BioMarin Pharmaceutical, Inc.(A)	—	*	17
Boston Scientific Corp.(A)	1		54
Bristol-Myers Squibb Co.	2		143
Cardinal Health, Inc.	—	*	16
Catalent, Inc.(A)	—	*	16
Centene Corp.(A)	1		41
Cerner Corp.	—	*	28
Charles River Laboratories International, Inc.(A)	—	*	19
Cigna Corp.	—	*	76
Cooper Cos., Inc. (The)	—	*	27
CVS Caremark Corp.	1		99
Danaher Corp.	1		156
Dentsply Sirona, Inc.	—	*	18
DexCom, Inc.(A)	—	*	39
Edwards Lifesciences Corp.(A)	1		59
Elanco Animal Health, Inc.(A)	—	*	14
Eli Lilly and Co.	1		180
Exact Sciences Corp.(A)	—	*	20
Gilead Sciences, Inc.	1		83
HCA Holdings, Inc.	—	*	49
Hologic, Inc.(A)	—	*	20
Horizon Therapeutics plc(A)	—	*	20

Humana, Inc.	—	*	54
IDEXX Laboratories, Inc.(A)	—	*	54
Illumina, Inc.(A)	—	*	65
Incyte Corp.(A)	—	*	18
Insulet Corp.(A)	—	*	18
Intuitive Surgical, Inc.(A)	—	*	99
Johnson & Johnson	2		402
Laboratory Corp. of America Holdings(A)	—	*	30
McKesson Corp.	—	*	30
Merck & Co., Inc.	2		185
Mettler-Toledo International, Inc.(A)	—	*	37
Moderna, Inc.(A)	—	*	69
PerkinElmer, Inc.	—	*	21
Pfizer, Inc.	5		203
Quest Diagnostics, Inc.	—	*	19
Quintiles Transnational Holdings, Inc.(A)	—	*	42
Regeneron Pharmaceuticals, Inc.(A)	—	*	58
ResMed, Inc.	—	*	39
Seattle Genetics, Inc.(A)	—	*	22
STERIS plc	—	*	22
Stryker Corp.	—	*	78
TECHNE Corp.	—	*	18
Teladoc Health, Inc.(A)	—	*	22
Teleflex, Inc.	—	*	23
Thermo Fisher Scientific, Inc.	—	*	180
UnitedHealth Group, Inc.	1		346
Veeva Systems, Inc., Class A(A)	—	*	41
Vertex Pharmaceuticals, Inc.(A)	—	*	52
Viatris, Inc.	1		18
Waters Corp.(A)	—	*	20
West Pharmaceutical Services, Inc.	—	*	28
Zimmer Holdings, Inc.	—	*	37
Zoetis, Inc.	—	*	85
			4,578

Industrials – 5.1%
3M Co.	1		107
AMETEK, Inc.	—	*	35
Boeing Co. (The)(A)	1		121
C.H. Robinson Worldwide, Inc.	—	*	16
Carrier Global Corp.	1		42
Caterpillar, Inc.	—	*	106
Cintas Corp.	—	*	36
Copart, Inc.(A)	—	*	32
CoStar Group, Inc.(A)	—	*	34
CSX Corp.	2		66
Cummins, Inc.	—	*	38
Deere & Co.	—	*	94
Dover Corp.	—	*	28
Eaton Corp.	—	*	61
Emerson Electric Co.	1		53
Equifax, Inc.	—	*	34
Expeditors International of Washington, Inc.	—	*	30
Fastenal Co.	1		31
FedEx Corp.	—	*	67
Fortive Corp.	—	*	21
Fortune Brands Home & Security, Inc.	—	*	16
Generac Holdings, Inc.(A)	—	*	22
General Dynamics Corp.	—	*	43
General Electric Co.	8		107
HEICO Corp., Class A	—	*	19
Honeywell International, Inc.	1		135
IDEX Corp.	—	*	25
Illinois Tool Works, Inc.	—	*	58
Ingersoll-Rand, Inc.(A)	1		26
J.B. Hunt Transport Services, Inc.	—	*	14
Jacobs Engineering Group, Inc.	—	*	24

Johnson Controls, Inc.	1		49
Kansas City Southern	—	*	30
L3Harris Technologies, Inc.	—	*	46
Leidos Holdings, Inc.	—	*	17
Lockheed Martin Corp.	—	*	81
Lyft, Inc., Class A(A)	—	*	16
Masco Corp.	—	*	18
Norfolk Southern Corp.	—	*	61
Northrop Grumman Corp.	—	*	55
Old Dominion Freight Line, Inc.	—	*	31
Otis Worldwide Corp.	—	*	36
PACCAR, Inc.	—	*	33
Parker Hannifin Corp.	—	*	41
Plug Power, Inc.(A)(B)	1		19
Raytheon Technologies Corp.	1		114
Republic Services, Inc., Class A	—	*	24
Robert Half International, Inc.	—	*	15
Rockwell Automation, Inc.	—	*	37
Roper Industries, Inc.	—	*	43
Snap-on, Inc.	—	*	14
Stanley Black & Decker, Inc.	—	*	34
TransDigm Group, Inc.(A)	—	*	34
TransUnion	—	*	30
Uber Technologies, Inc.(A)	1		58
Union Pacific Corp.	1		133
United Parcel Service, Inc., Class B	1		132
United Rentals, Inc.(A)	—	*	26
Verisk Analytics, Inc., Class A	—	*	32
W.W. Grainger, Inc.	—	*	26
Waste Connections, Inc.	—	*	33
Waste Management, Inc.	—	*	53
Westinghouse Air Brake Technologies Corp.	—	*	19
Xylem, Inc.	—	*	25
			2,956

Information Technology – 16.3%
Adobe, Inc.(A)	—	*	255
Advanced Micro Devices, Inc.(A)	1		108
Akamai Technologies, Inc.(A)	—	*	22
Amphenol Corp., Class A	1		35
Analog Devices, Inc.	—	*	58
ANSYS, Inc.(A)	—	*	31
Apple, Inc.	16		2,150
Applied Materials, Inc.	1		122
Arista Networks, Inc.(A)	—	*	24
Autodesk, Inc.(A)	—	*	59
Automatic Data Processing, Inc.	—	*	75
Avalara, Inc.(A)	—	*	16
Broadcom Corp., Class A	—	*	179
Broadridge Financial Solutions, Inc.	—	*	23
Cadence Design Systems, Inc.(A)	—	*	37
CDW Corp.	—	*	30
Check Point Software Technologies Ltd.(A)	—	*	19
Cisco Systems, Inc.	4		202
Cloudflare, Inc., Class A(A)	—	*	26
Cognex Corp.	—	*	18
Cognizant Technology Solutions Corp., Class A	1		37
Corning, Inc.	1		31
Coupa Software, Inc.(A)	—	*	20
CrowdStrike Holdings, Inc., Class A(A)	—	*	43
Datadog, Inc., Class A(A)	—	*	19
Dell Technologies, Inc., Class V(A)	—	*	25
DocuSign, Inc.(A)	—	*	54
Dropbox, Inc., Class A(A)	—	*	12

Enphase Energy, Inc.(A)	—	*	22
EPAM Systems, Inc.(A)	—	*	34
Fair Isaac Corp.(A)	—	*	16
Fidelity National Information Services, Inc.	1		83
Fiserv, Inc.(A)	1		60
FleetCor Technologies, Inc.(A)	—	*	25
Fortinet, Inc.(A)	—	*	36
Gartner, Inc., Class A(A)	—	*	29
Global Payments, Inc.	—	*	54
GoDaddy, Inc., Class A(A)	—	*	18
Hewlett Packard Enterprise Co.	2		25
Hewlett-Packard Co.	2		47
HubSpot, Inc.(A)	—	*	27
Intel Corp.	4		214
International Business Machines Corp.	1		115
Intuit, Inc.	—	*	120
Jack Henry & Associates, Inc.	—	*	17
Juniper Networks, Inc.	—	*	12
Keysight Technologies, Inc.(A)	—	*	33
KLA Corp.	—	*	49
Lam Research Corp.	—	*	88
Marvell Technology Group Ltd.(A)	1		45
MasterCard, Inc., Class A	1		299
Maxim Integrated Products, Inc.	—	*	27
Microchip Technology, Inc.	—	*	37
Micron Technology, Inc.(A)	1		91
Microsoft Corp.	7		1,823
MongoDB, Inc.(A)	—	*	22
Monolithic Power Systems, Inc.	—	*	18
Motorola Solutions, Inc.	—	*	42
NetApp, Inc.	—	*	19
NortonLifeLock, Inc.	1		17
NVIDIA Corp.	1		469
Okta, Inc.(A)	—	*	32
ON Semiconductor Corp.(A)	—	*	18
Oracle Corp.	2		146
Palo Alto Networks, Inc.(A)	—	*	40
Paychex, Inc.	—	*	30
Paycom Software, Inc.(A)	—	*	21
PayPal, Inc.(A)	1		302
PTC, Inc.(A)	—	*	20
Qorvo, Inc.(A)	—	*	25
QUALCOMM, Inc.	1		149
RingCentral, Inc., Class A(A)	—	*	23
salesforce.com, Inc.(A)	1		205
Seagate Technology	—	*	24
ServiceNow, Inc.(A)	—	*	102
Skyworks Solutions, Inc.	—	*	32
Slack Technologies, Inc., Class A(A)	—	*	19
Splunk, Inc.(A)	—	*	24
Square, Inc., Class A(A)	—	*	93
SS&C Technologies Holdings, Inc.	—	*	21
Synopsys, Inc.(A)	—	*	41
TE Connectivity Ltd.	—	*	48
Teradyne, Inc.	—	*	23
Texas Instruments, Inc.	1		162
Trade Desk, Inc. (The), Class A(A)	—	*	32
Trimble Navigation Ltd.(A)	—	*	26
Twilio, Inc., Class A(A)	—	*	64
Tyler Technologies, Inc.(A)	—	*	16
VeriSign, Inc.(A)	—	*	24
Visa, Inc., Class A	2		360
VMware, Inc., Class A(A)	—	*	12
Western Digital Corp.(A)	—	*	24
Workday, Inc., Class A(A)	—	*	41
Xilinx, Inc.	—	*	37

Zebra Technologies Corp., Class A(A)	—	*	35
Zendesk, Inc.(A)	—	*	19
Zoom Video Communications, Inc.(A)	—	*	75
Zscaler, Inc.(A)	—	*	22
			10,150

Materials – 1.7%
Air Products and Chemicals, Inc.	—	*	62
Albemarle Corp.	—	*	16
Avery Dennison Corp.	—	*	26
Ball Corp.	—	*	36
Celanese Corp., Series A	—	*	28
CF Industries Holdings, Inc.	—	*	14
Corteva, Inc.	1		34
Crown Holdings, Inc.	—	*	21
Dow, Inc.	1		50
DuPont De Nemours, Inc.	1		47
Eastman Chemical Co.	—	*	28
Ecolab, Inc.	—	*	50
FMC Corp.	—	*	22
Freeport-McMoRan Copper & Gold, Inc., Class B	1		55
International Flavors & Fragrances, Inc.	—	*	30
International Paper Co.	1		35
LyondellBasell Industries N.V., Class A	—	*	32
Martin Marietta Materials, Inc.	—	*	30
Newmont Corp.	1		49
Nucor Corp.	—	*	35
Packaging Corp. of America	—	*	25
PPG Industries, Inc.	—	*	40
Sherwin-Williams Co. (The)	—	*	65
Vulcan Materials Co.	—	*	30
WestRock Co.	—	*	24
			884

Real Estate – 1.5%
Alexandria Real Estate Equities, Inc.	—	*	31
American Tower Corp., Class A	—	*	111
AvalonBay Communities, Inc.	—	*	32
Boston Properties, Inc.	—	*	15
CB Richard Ellis Group, Inc.(A)	—	*	29
Crown Castle International Corp.	—	*	78
Digital Realty Trust, Inc.	—	*	41
Duke Realty Corp.	1		26
Equinix, Inc.	—	*	67
Equity Residential	—	*	27
Essex Property Trust, Inc.	—	*	21
Extra Space Storage, Inc.	—	*	30
Healthpeak Properties, Inc.	1		18
Host Hotels & Resorts, Inc.(A)	1		18
Invitation Homes, Inc.	1		27
Iron Mountain, Inc.	—	*	17
Mid-America Apartment Communities, Inc.	—	*	26
ProLogis, Inc.	1		83
Public Storage, Inc.	—	*	44
Realty Income Corp.	—	*	27
SBA Communications Corp.	—	*	35
Simon Property Group, Inc.	—	*	41
Sun Communities, Inc.	—	*	27
UDR, Inc.	—	*	18
Ventas, Inc.	—	*	19
VICI Properties, Inc.	1		18
W.P. Carey, Inc.	—	*	16
Welltower, Inc.	—	*	33
Weyerhaeuser Co.	1		31
			1,006

Utilities – 1.4%
AES Corp. (The)	1		23
Alliant Energy Corp.	—	*	16
Ameren Corp.	—	*	20
American Electric Power Co., Inc.	—	*	37
American Water Works Co., Inc.	—	*	33
CenterPoint Energy, Inc.	1		14
CMS Energy Corp.	—	*	19
Consolidated Edison, Inc.	—	*	23
Dominion Energy, Inc.	1		57
DTE Energy Co.	—	*	24
Duke Energy Corp.	1		66
Edison International	—	*	26
Entergy Corp.	—	*	21
Evergy, Inc.	—	*	17
Eversource Energy	—	*	31
Exelon Corp.	1		41
FirstEnergy Corp.	1		23
NextEra Energy, Inc.	2		128
PG&E Corp.(A)	1		15
PPL Corp.	1		23
Public Service Enterprise Group, Inc.	1		32
Sempra Energy	—	*	37
Southern Co. (The)	1		58
WEC Energy Group, Inc.	—	*	33
Xcel Energy, Inc.	1		33
			850

Total United States - 58.0%			$35,728

TOTAL COMMON STOCKS – 99.6%			$62,927
(Cost: $37,576)

PREFERRED STOCKS
Germany
Consumer Discretionary – 0.1%
Volkswagen AG, 2.260%	—	*	49

Consumer Staples – 0.1%
Henkel AG & Co. KGaA	—	*	22

Total Germany - 0.2%			$71
South Korea
Information Technology – 0.1%
Samsung Electronics Co. Ltd.	1		57

Total South Korea - 0.1%			$57

TOTAL PREFERRED STOCKS – 0.3%			$128
(Cost: $81)

SHORT-TERM SECURITIES
Money Market Funds(D) – 0.9%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(E)	593		593

TOTAL SHORT-TERM SECURITIES – 0.9%			$593
(Cost: $593)

TOTAL INVESTMENT SECURITIES – 100.8%			$63,648
(Cost: $38,250)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8)%			(475)

NET ASSETS – 100.0%			$63,173

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $749 are on loan.
(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $112 or 0.2% of net assets.

(D)	Rate shown is the annualized 7-day yield at June 30, 2021.
(E)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$5,785	$—	$—
Consumer Discretionary	7,809	—	—
Consumer Staples	4,202	—	—
Energy	2,069	—	—
Financials	9,001	—	—
Health Care	7,185	—	—
Industrials	6,262	—	—
Information Technology	13,887	18	—
Materials	3,363	—	—
Real Estate	1,732	—	—
Utilities	1,614	—	—
Total Common Stocks	$62,909	$18	$—
Preferred Stocks	128	—	—
Short-Term Securities	593	—	—
Total	$63,630	$18	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$38,250

Gross unrealized appreciation	26,353

Gross unrealized depreciation	(955)

Net unrealized appreciation	$25,398